Oil and Gas Property Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Details
Purchase of oil and gas property			$ 90,318
Depletion	$ 19,295	$ 19,252